INVESTMENTS IN CONSUMER LOANS EQUITY METHOD INVESTEES - Summary of Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Apr. 02, 2013	Dec. 31, 2012
Summarized financial information:
New Residential's investment	$ 215,062	[1]
New Residential's equity in net income	82,856	[2]
Consumer Loan Investees
Summarized financial information:
Consumer Loan Assets	2,752,777
Other assets	192,830
Debt	(2,010,433)	[3]
Other Liabilities	(32,712)
Equity	722,262
New Residential's investment	215,062			0
Ownership percentage in equity method investees	30.00%		30.00%
Interest income	481,056
Other income (loss)	(71,639)
Provision for finance receivable losses	(60,619)
Other expenses	(67,225)
New Residential's equity in net income	82,856
Net income	$ 281,573

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[3]	Represents the Class A asset-backed notes with a face amount of $1.7 billion, an interest rate of 3.75% and a maturity of April 2021 and the Class B asset-backed notes with a face amount of $372.0 million, an interest rate of 4.0% and a maturity of December 2024. Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the Class A notes. When the balance of the outstanding Class A notes is reduced to 50% of the outstanding UPB of the performing consumer loans, 70% of the net cash flow generated is required to be used to pay down the Class A notes and the equity holders of the Consumer Loan Companies and holders of the Class B notes will each be entitled to receive 15% of the net cash flow of the Consumer Loan Companies on a periodic basis.